Shareholder Report, Holdings (Details)	Apr. 30, 2026
Indexperts Gorilla Aggressive Growth ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Indexperts Gorilla Aggressive Growth ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Indexperts Gorilla Aggressive Growth ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Indexperts Gorilla Aggressive Growth ETF | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Indexperts Gorilla Aggressive Growth ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Indexperts Gorilla Aggressive Growth ETF | Amphenol Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Indexperts Gorilla Aggressive Growth ETF | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Indexperts Gorilla Aggressive Growth ETF | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Indexperts Gorilla Aggressive Growth ETF | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Indexperts Gorilla Aggressive Growth ETF | Palantir Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Indexperts Gorilla Aggressive Growth ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Indexperts Gorilla Aggressive Growth ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Indexperts Gorilla Aggressive Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Indexperts Gorilla Aggressive Growth ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Indexperts Gorilla Aggressive Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Indexperts Gorilla Aggressive Growth ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Indexperts Gorilla Aggressive Growth ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Indexperts Gorilla Aggressive Growth ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Indexperts Gorilla Aggressive Growth ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Indexperts Gorilla Aggressive Growth ETF | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Indexperts Quality Earnings Focused ETF | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Indexperts Quality Earnings Focused ETF | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Indexperts Quality Earnings Focused ETF | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Indexperts Quality Earnings Focused ETF | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Quality Earnings Focused ETF | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Quality Earnings Focused ETF | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Quality Earnings Focused ETF | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Quality Earnings Focused ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Quality Earnings Focused ETF | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Indexperts Quality Earnings Focused ETF | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Indexperts Quality Earnings Focused ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Indexperts Quality Earnings Focused ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Indexperts Quality Earnings Focused ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Indexperts Quality Earnings Focused ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Indexperts Quality Earnings Focused ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Indexperts Quality Earnings Focused ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Indexperts Quality Earnings Focused ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Indexperts Quality Earnings Focused ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Indexperts Quality Earnings Focused ETF | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Indexperts Quality Earnings Focused ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Indexperts Yield Focused Fixed Income ETF | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Indexperts Yield Focused Fixed Income ETF | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | Walt Disney Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | Dow Chemical Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Yield Focused Fixed Income ETF | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Yield Focused Fixed Income ETF | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Yield Focused Fixed Income ETF | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Yield Focused Fixed Income ETF | Consolidated Edison Co of New York Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Yield Focused Fixed Income ETF | Plains All American Pipeline LP / PAA Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Indexperts Yield Focused Fixed Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Indexperts Yield Focused Fixed Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Indexperts Yield Focused Fixed Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Indexperts Yield Focused Fixed Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Indexperts Yield Focused Fixed Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Indexperts Yield Focused Fixed Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Indexperts Yield Focused Fixed Income ETF | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Indexperts Yield Focused Fixed Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Indexperts Yield Focused Fixed Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%